SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)	Jun. 30, 2023 JPY (¥)
Notes and other explanatory information [abstract]
Current income tax expense	$ 524	¥ 75,515	¥ 97,381	¥ 13,751
Deferred tax expense	(287)	(41,401)	(3,189)	4,517
Total	$ 237	¥ 34,114	¥ 94,192	¥ 18,268